[COLONIAL FLAG LOGO]
                                    COLONIAL
                                  INTERMARKET
                                     INCOME
                                    TRUST I

                               SEMIANNUAL REPORT
                                  MAY 31, 1997

--------------------------------------------------------------------------------
                 COLONIAL INTERMARKET INCOME TRUST I HIGHLIGHTS

                        DECEMBER 1, 1996 - MAY 31, 1997

INVESTMENT OBJECTIVE: Colonial InterMarket Income Trust I seeks as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

THE FUND IS DESIGNED TO OFFER:
   *   Potential for higher, more consistent income
   *   Diversification to help reduce risk and improve price stability
   *   Monthly distributions to help meet your financial needs

PORTFOLIO MANAGER COMMENTARY: "Over the last six months, the Fund has responded to increasing concerns over stronger economic growth and a return of higher interest rates. In this difficult environment, the Fund turned in a positive performance. The high yield corporate bonds and foreign bonds that make up the majority of its holdings were less sensitive to these market factors than were U.S. government bonds. While U.S. government bonds experienced greater volatility and lower prices during the period, we expect their prices to improve as the economy continues its current trend of moderate growth and modest
inflation."                                                     -- Carl Ericson

                COLONIAL INTERMARKET INCOME TRUST I PERFORMANCE

        Distributions declared per share                $0.505

        Six-month total return, assuming
        reinvestment of all distributions
        * NAV                                            2.14%
        * Market Price                                   7.27%

        Price per share
        * NAV                                          $11.23
        * Market Price                                 $10.88


                                             GOVERNMENT BREAKDOWN
SECURITIES BREAKDOWN                         TOP FIVE FOREIGN COUNTRIES
(as of 5/31/97)                              (as of 5/31/97)
----------------------------------           ----------------------------------
1.  High yield corporate ....40.8%           1.  United Kingdom ...........5.0%
2.  Foreign government ......28.8%           2.  Australia ................4.2%
3.  U.S. government .........22.9%           3.  Spain ....................3.9%
4.  Other ....................7.5%           4.  Denmark ..................2.4%
                                             5.  Italy ....................2.4%


Securities breakdown and country weightings are calculated as a percentage of total net assets.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these country weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.
--------------------------------------------------------------------------------

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                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present your Fund's semiannual report for the six months ended May 31, 1997.

During this period, all financial markets were affected
by concerns that strong economic growth would lead
to higher inflation. In March, the Federal Reserve
Board did raise short-term rates as a preemptive
strike. This action caused some volatility in the bond           [PHOTO]
market, especially in the U.S. government sector, which hindered the performance of mutual funds such as yours holding long-term, fixed-income securities.

Despite this volatility, your Fund's management policy of diversification helped to reduce the effect of fluctuating interest rates and bond prices. In the months to come, all sectors are expected to improve. High yield corporate bonds are already benefiting from a stronger stock market, and continued low inflation could mean better prices for both U.S. and foreign government bonds.

Even in the difficult environment of the last six months, your Fund has continued to provide investors with consistent income generated by stable, well-researched investments.

We look forward to updating you on the Fund's performance six months from now, in the annual report.

Respectfully,


/s/ Harold W. Cogger
Harold W. Cogger
President
July 15, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.
--------------------------------------------------------------------------------

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                         INFORMATION ABOUT YOUR FUND'S
                              INVESTMENT POLICIES

At their meeting April 18, 1997, your Trustees approved a change to the Trust's investment objective. Previously, the investment objective was to "maximize current income." Under the restated objective, the Trust will seek as high a level of current income and total return as is consistent with prudent risk, by diversifying its investments primarily in securities issued by U.S. and foreign governments and in lower-rated corporate debt securities.

The Trustees also approved several changes to the Trust's investment policies, which will:

     Eliminate a limit on the Trust's investments in securities rated below CCC (by Standard & Poor's) or Caa (by Moody's Investors Services); allow the Trust to invest up to half of 1% of its assets in securities rated below CC (S&P) or Ca (Moody's) if the Advisor believes the quality of these securities is higher than that indicated by the rating, and allow the Trust to invest in securities in the lowest rating categories (S&P:D; Moody's:C).

     Allow the Advisor to allocate the Trust's investments among market sectors based on its expectations and risk evaluation for each type of security, replacing a policy that required approximately one-third (but no more than half) of the Fund's assets to generally be invested in each market sector at any time.

     Allow the Trust to invest in debt securities issued by foreign governments and their political subdivisions that pay fixed, floating or adjustable interest rates and to invest more then 10% of its assets in zero-coupon securities and securities that pay interest with more securities (so-called "payment-in-kind" securities).

     Allow the Trust to make temporary cash investments in additional types of money market securities.

The changes in the Trust's investment policies parallel those that have been made over time for similar Colonial open-end funds. The Trustees believe these changes are in the best interests of shareholders.
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                                       4

                              INVESTMENT PORTFOLIO
                    MAY 31, 1997 (UNAUDITED, IN THOUSANDS)

BONDS & NOTES - 92.5%                                             PAR                 VALUE
-------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 40.8%
-------------------------------------------------------------------------------------------
 MANUFACTURING - 15.8%
 ELECTRONIC & ELECTRICAL EQUIPMENT - 2.8%
 Advanced Micro Devices, Inc.,
                 11.000%         08/01/03                 $       750           $       833
 Amphenol Corp.,
                 9.875%          05/15/07                         250                   257
 Delco Remy International, Inc.,
                 10.625%         08/01/06 (a)                     400                   420
 K&F Industries, Inc.,
                 10.375%         09/01/04                         350                   368
 Unisys Corp.,
                 11.750%         10/15/04                       1,500                 1,620
                                                                                -----------
                                                                                      3,498
                                                                                -----------

 FABRICATED METAL - 1.7%
 Euramax International PLC,
                 11.250%         10/01/06                       2,000                 2,110
                                                                                -----------

 FOOD & KINDRED PRODUCTS - 2.3%
 Chiquita Brands International, Inc.,
                 10.250%         11/01/06                         750                   802
 Van De Kamps, Inc.,
                 12.000%         09/15/05                       1,500                 1,658
 Windy Hill Pet Food Co.,
                  9.750%         05/15/07 (a)                     400                   403
                                                                                -----------
                                                                                      2,863
                                                                                -----------

 MACHINERY & COMPUTER EQUIPMENT - 1.9%
 IMO Industries, Inc.,
                 11.750%         05/01/06                         750                   754
 Shop Vac Corp.,
                 10.625%         09/01/03                       1,500                 1,594
                                                                                -----------
                                                                                      2,348
                                                                                -----------

 MEASURING & ANALYZING INSTRUMENT - 0.4%
 Intertek Finance PLC,
                 10.250%         11/01/06                         500                   520
                                                                                -----------

 MISCELLANEOUS MANUFACTURING - 1.2%
 Coleman Escrow Corp.,
                 (b)             05/15/01 (a)                   1,000                   649

                        Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                      PAR                 VALUE
-------------------------------------------------------------------------------------------
 MANUFACTURING - CONT.
 MISCELLANEOUS MANUFACTURING - CONT.
 Dade International, Inc.,
                 11.125%         05/01/06                  $      750           $       838
                                                                                -----------
                                                                                      1,487
                                                                                -----------

 PAPER PRODUCTS - 1.7%
 Florida Coast Paper,
                 12.750%         06/01/03                         500                   505
 Gaylord Container Corp.,
                 11.500%         05/15/01                       1,250                 1,314
 Stone Container Corp. Units,
                 12.250%         04/01/02 (c)                     250                   257
                                                                                -----------
                                                                                      2,076
                                                                                -----------

 PETROLEUM REFINING - 0.3%
 Texas Petrochemical Corp.,
                 11.125%         07/01/06                         400                   429
                                                                                -----------

 PRIMARY METAL - 2.3%
 Algoma Steel, Inc.,
                 12.375%         07/15/05                       1,500                 1,695
 WCI Steel, Inc.,
                 10.000%         12/01/04                       1,100                 1,137
                                                                                -----------
                                                                                      2,832
                                                                                -----------

 RUBBER & PLASTIC - 0.8%
 Portola Packaging, Inc.,
                 10.750%         10/01/05                       1,000                   985
                                                                                -----------

 TRANSPORTATION EQUIPMENT - 0.4%
 Aftermarket Technology Corp.,
  Series B,
                 12.000%         08/01/04                         430                   477
                                                                                -----------
-------------------------------------------------------------------------------------------
 MINING & ENERGY - 4.2%
 OIL & GAS EXTRACTION - 3.6%
 Falcon Drilling Co., Inc.,
 Series B,
                 8.875%          03/15/03                         250                   251
 Forcenergy, Inc.,
                 9.500%          11/01/06                         550                   568
 Mariner Energy Corp.,
                 10.500%         08/01/06                       1,000                 1,040

                       Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------------------------

 Nuevo Energy Co.,
                 12.500%         06/15/02                 $     2,000           $     2,080
 Parker Drilling Corp.,
                 9.750%          11/15/06                         500                   520
                                                                                -----------
                                                                                      4,459
                                                                                -----------

 OIL & GAS FIELD SERVICES - 0.6%
 Magnum Hunter, Inc.,
                 10.000%         06/01/07 (a)                     750                   750
                                                                                -----------

 RETAIL TRADE - 3.1%
 FOOD STORES - 3.1%
 Dominick's Finer Foods, Inc.,
                 10.875%         05/01/05                       1,500                 1,668
 Pathmark Stores, Inc.,
                 9.625%          05/01/03                       1,000                   950
 Smiths Food & Drugs,
                 11.250%         05/15/07                       1,000                 1,170
                                                                                -----------
                                                                                      3,788
                                                                                -----------

-------------------------------------------------------------------------------------------
SERVICES - 3.3%
 AMUSEMENT & RECREATION - 1.1%
 Harvey Casinos Resorts,
                 10.625%         06/01/06                       1,250                 1,326
                                                                                -----------

 BUSINESS SERVICES - 0.6%
 Pierce Leahy,
                 11.125%         07/15/06                         700                   768
                                                                                -----------

 HOTELS, CAMPS & LODGING - 1.1%
 Eldorado Resorts Limited Liability Corp.,
                 10.500%         08/15/06                         300                   321
 HMH Properties, Inc.,
                  9.500%         05/15/05                       1,000                 1,039
                                                                                -----------
                                                                                      1,360
                                                                                -----------

 PRIVATE HOUSEHOLDS - 0.5%
 Allied Waste North America, Inc,
                 10.250%         12/01/06 (a)                     500                   531
                                                                                -----------

-------------------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITARY SERVICES - 14.4%
 AIR TRANSPORTATION - 1.2%
 Continental Airlines, Inc.,
                  9.500%          12/15/01                        325                   335

                       Investment Portfolio/May 31, 1997
------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - CONT.                     PAR                 VALUE
------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
AIR TRANSPORTATION - CONT.
 Greenwich Air Services, Inc.,
                 10.500%         06/01/06                 $     1,000            $    1,145
                                                                                -----------
                                                                                      1,480
                                                                                -----------
 BROADCASTING - 3.1%
 Allbritton Communications Co.,
                 11.500%         08/15/04                       1,500                 1,578
 NWCG Holding Corp.,
                    (b)          06/15/99                       1,400                 1,208
 Young Broadcasting Corp.,
                 10.125%         02/15/05                       1,000                 1,045
                                                                                -----------
                                                                                      3,831
                                                                                -----------
 CABLE - 2.0%
 Cablevision Systems Corp.,
                 10.750%         04/1/04                        1,500                 1,547
 Comcast UK Cable Partners Ltd.,
  stepped coupon (d)
             (11.200% 11/15/00)  11/15/07 (e)                   1,250                   923
                                                                                -----------
                                                                                      2,470
                                                                                -----------
 COMMUNICATIONS - 0.9%
 Lodgenet Entertainment, Inc.,
                 10.250%         12/15/06                         500                   502
 UNC, Inc.,
                 11.000%         06/01/06                         500                   582
                                                                                -----------
                                                                                      1,084
                                                                                -----------

 ELECTRIC, GAS & SANITARY SERVICES - 1.6%
 Mesa Operating Co.,
                 10.625%         07/01/06                       1,750                 1,969
                                                                                -----------

 GAS SERVICES - 1.4%
 California Energy Co., Inc.,
                 9.875%          06/30/03                       1,250                 1,328
 HS Resources, Inc.,
                 9.250%          11/15/06                         400                   398
                                                                                -----------
                                                                                      1,726
                                                                                -----------

 MOTOR FREIGHT & WAREHOUSING - 0.3%
 Ryder Trucks, Inc.,
                 10.000%         12/01/06                         400                   409
                                                                                -----------

 TELECOMMUNICATION - 3.3%
 Brooks Fiber Properties, Inc.,
    stepped coupon (d)
             (10.875% 03/01/01)  03/01/06                       1,000                   678

                       Investment Portfolio/May 31, 1997
------------------------------------------------------------------------------------------
 Clearnet Communications Units,
    stepped coupon (d)
             (14.750% 12/15/00)  12/15/05 (f)             $       750           $       488
 ICG Holding, Inc.,
    stepped coupon (d)
             (13.500% 09/15/00)  09/15/05                       1,500                 1,109
 OMNIPOINT Corp.,
                 11.625%         08/15/06                         450                   399
 PanAmSat Corp.,
    stepped coupon (d)
             (11.375% 08/01/98)  08/01/03                       1,500                 1,449
                                                                                -----------
                                                                                      4,123
                                                                                -----------
 TRANSPORTATION SERVICES - 0.6%
 Williams Scotsman, Inc.,
                 9.875%          06/01/07 (a)                     750                   752
                                                                                -----------

 TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES (cost of $47,121)                                                   50,451
                                                                                -----------

 FOREIGN GOVERNMENT & AGENCY
 OBLIGATIONS - 28.8%                                    CURRENCY
-------------------------------------------------------------------------------------------
 Argentina Global Bonds:
                       8.750%         05/09/02         (g)               625            617
                       9.250%         02/23/01         (g)               885            921
                      11.000%         10/09/06         (g)               900            983
                      11.375%         01/30/17         (g)               700            766
 Government of Finland Bonds,
                       7.250%         04/18/06         FN             11,000          2,282
 Government of Poland, Brady Bonds:
   Past Due Interest, stepped coupon,
   (5.000% 10/27/99)   4.000%         10/27/14         (h)             1,600          1,345
                       6.938%         10/27/2          (i)             1,320          1,290
 Government of Sweden,
                      10.250%         05/05/03         SK             18,400          2,813
 Italian Government Bonds,
                      10.000%         08/01/03         IL          3,500,000          2,344
 Kingdom of Denmark:
                       8.000%         03/15/06         DK             13,750          2,338
                       8.000%         05/15/03         DK              3,700            635
 Mexican Brady Bonds,
                       6.250%         12/31/19         (j)               700            528
 Mexican Global Bonds:
                       9.750%         02/06/01         (j)               550            580
                      11.375%         09/15/16         (j)             1,200          1,316
 Republic of Venezuela Par Brady,
                       6.750%         03/31/20         (k)               750            571

                       Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS - CONT.                                 CURRENCY             PAR          VALUE
-------------------------------------------------------------------------------------------
 Spanish Government Bonds:
                      10.000%         02/28/05         SP            290,000     $    2,428
                      10.500%         10/30/03         SP            280,000          2,369
 United Kingdom Treasury:
                       9.500%         04/18/05         UK                665          1,240
                      10.000%         09/08/03         UK              2,670          4,991
 Western Australia Treasury Corp.:
                      12.000%         08/01/01         A$              3,180          2,876
                      12.500%         10/15/03         A$              2,450          2,363
                                                                                -----------

 TOTAL FOREIGN GOVERNMENT & AGENCY
 OBLIGATIONS (cost of $32,411)                                                  $    35,596
                                                                                -----------

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.9%
-------------------------------------------------------------------------------------------
 Government National Mortgage Association:
                          Maturities
    Coupon                  From/To
 ------------             ----------
     9.000%                  2016                                      1,966          2,103
    10.500%               2015-2020                                      386            428
    11.000%               2018-2019                                    1,307          1,471
                                                                                -----------
                                                                                      4,002
                                                                                -----------
 U.S. Treasury Bonds:
                    8.750% 05/15/17 (l)                                  390            463
                   11.630% 11/15/04 (l)                                9,240         11,912
                   12.000% 08/15/13 (l)                                3,944          5,509
                                                                                -----------
                                                                                     17,884
                                                                                -----------
 U.S. Treasury Notes:
                    9.130% 05/15/99 (l)                                3,892          4,098
                   11.880% 11/15/03 (l)                                1,875          2,389
                                                                                -----------
                                                                                      6,487
                                                                                -----------

 TOTAL U.S. GOVERNMENT & AGENCY
    OBLIGATIONS (cost of $32,934)                                                    28,373
                                                                                -----------

 TOTAL BONDS & NOTES (cost of $112,466)                                             114,420
                                                                                -----------

 COMMON STOCKS - 0.0%                                                 SHARES
-------------------------------------------------------------------------------------------
 MANUFACTURING - 0.0%
 MOTOR FREIGHT & WAREHOUSING - 0.0%
 St. Johnsbury Trucking Co. (m)(n)                                     16               16
 Sun Carriers, Inc. (a)(m)(n)                                          65                1
                                                                                -----------

 TOTAL COMMON  STOCKS (cost of $180)                                                    17
                                                                                -----------

                       Investment Portfolio/May 31, 1997
-------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.3%
-------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
 DEPOSITORY INSTITUTIONS - 0.2%
 California Federal Preferred Capital
  9.125%, Series A                                        $         9           $       216

-------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.1%
 COMMUNICATIONS - 1.1%
 Nextlink Communications
  14.000% Preferred, Series M                                       5                   259
 Time Warner, Inc.,
  10.250% Preferred, Series M                                       1                 1,130
                                                                                -----------
                                                                                      1,389

 TOTAL PREFERRED  STOCKS (cost of $1,612)                                             1,605
                                                                                -----------

WARRANTS (0) - 0.0%
-------------------------------------------------------------------------------------------
PUBLIC ADMINISTRATION - 0.0%
 GENERAL GOVERNMENT - 0.0%
 Mexican Government Rights W/ Series A&B
 (expires 6/30/03)                                                700                   (o)
 Venezuela Government Rights W/ Series A&B
 (expires 4/15/20)                                                  4                   (o)

-------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
 COMMUNICATIONS - 0.0%
 Clearnet Communications
 (expires 9/15/05)                                                  2                   10
 Nextlink Communications
 (expires 9/15/05)                                                  5                   (o)
                                                                                -----------

 TOTAL WARRANTS   (cost of $15)                                                         10
                                                                                -----------

 TOTAL INVESTMENTS - 93.8% (cost of $114,273)(p)                                   116,052
============================================================================================

 SHORT-TERM OBLIGATIONS - 5.7%                                              PAR
--------------------------------------------------------------------------------------------
 Repurchase agreement with Greenwich Capital Markets
 Corp., dated 05/30/96, due 06/02/97 at 5.50%,
 collateralized by U.S. Treasury notes with various
 maturities to 2026, market value
 $7,895 (repurchase proceeds $7,068)                      $     7,065                 7,065
                                                                                -----------

 FORWARD CURRENCY CONTRACTS - 0.1% (q)                                                  129
--------------------------------------------------------------------------------------------

 OTHER ASSETS & LIABILITIES, NET - 0.4%                                                 411
--------------------------------------------------------------------------------------------

 NET ASSETS - 100.0%                                                            $   123,657
                                                                                ===========

                       Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, the value of these securities amounted to $3,506 or 2.8% of net assets.
(b)  Zero coupon bond.
(c) Each unit consists of Series B, 10 3/4% senior subordinated debentures due 2002 and 1 1/2% supplemental interest certificates..
(d) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(e)  This is a British security.  Par amount is stated in U.S. dollars.
(f)  Each unit consists of ten senior discount notes and thirty three warrants.
(g)  These are Argentinean securities. Par amount is stated in U.S. dollars.
(h) This is a Polish security. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate. Par amount is stated in U.S. dollars.
(i)  This is a Polish security. Par amount is stated in U.S. dollars.
(j)  These are Mexican securities. Par amount is stated in U.S. dollars.
(k)  This is a Venezuelan security. Par amount is stated in U.S. dollars.
(l) These securities with a total market value of $24,371 are being used to collateralize the forward currency contracts shown below.
(m)  Non-income producing.
(n) The value of this security represents fair value as determined under procedures approved by the Trustees.
(o)  Rounds to less than one.
(p)  Cost for federal income tax purposes is $114,807.
(q) As of May 31, 1997, the Fund had entered into the following forward currency contracts:

                                                            Net Unrealized
                                                             Appreciation
 Contracts              In Exchange      Settlement         (Depreciation)
 to Deliver                 For             Date                (U.S.$)
 ----------             -----------      ----------         --------------
 A$   5,350             US$   4,069       06/27/97             $     104
 DK   9,140             US$   1,418       06/19/97                    10
 DM   2,052             US$   1,210       07/02/97                     5
 FF  14,300             US$   2,511       06/20/97                    28
 FM   5,900             US$   1,157       06/24/97                     9
 UK   2,865             US$   4,635       07/02/97                   (65)
 SK  16,300             US$   2,144       06/23/97                    38
                                                            ==============
                                                               $     129
                                                            ==============

                       Investment Portfolio/May 31, 1997
--------------------------------------------------------------------------------

 Summary of Securities by
 Country/Currency             Currency           Value            % of Total
 ----------------             --------           -----            ----------
 United States                   $            $  89,373               77.0
 United Kingdom                 UK                6,231                5.4
 Australia                      A$                5,239                4.5
 Spain                          SP                4,797                4.1
 Denmark                        DK                2,973                2.6
 Sweden                         SK                2,813                2.4
 Italy                          IL                2,344                2.0
 Finland                        FN                2,282                2.0
                                              ==========            =======
                                              $ 116,052              100.0
                                              ==========            =======



Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.




See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1997 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $114,273)                        $   116,052
Short-term obligations                                            7,065
                                                            ------------
                                                                123,117

Receivable for:
  Interest                                   $  2,094
  Investments sold                              1,315
Unrealized appreciation on forward
  currency contracts                              129
Other                                               1             3,539
                                             ---------      ------------
     Total Assets                                               126,656



LIABILITIES
Payable for:
  Investments purchased                         1,321
  Distributions                                   858
Payable to custodian bank                         807
Accrued:
  Deferred Trustees fees                            2
Other                                              11
                                             ---------
     Total Liabilities                                            2,999
                                                            ------------

NET ASSETS at value for 11,009
  shares of beneficial interest outstanding                 $   123,657
                                                            ============

Net asset value per share                                   $     11.23
                                                            ============

COMPOSITION OF NET ASSETS
Capital paid in                                             $   122,284
Undistributed net investment income                                 687
Accumulated net realized loss                                    (1,222)
Net unrealized appreciation on:
   Investments                                                    1,779
   Foreign currency transactions                                    129
                                                            ------------
                                                            $   123,657
                                                            ============


See notes to financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1997
                                   (UNAUDITED)
(in thousands)
INVESTMENT INCOME
Interest                                                    $     5,589
Dividends                                                            41
                                                            ------------
                                                                  5,630

EXPENSES
Management fee                               $    465
Transfer agent                                     22
Bookkeeping fee                                    18
Trustees fee                                       11
Custodian fee                                      14
Audit fee                                          20
Legal fee                                           8
Reports to shareholders                             1
Other                                              38               597
                                             ---------      ------------

           Net Investment Income                                  5,033
                                                            ------------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                      (439)
Foreign currency transactions                   1,546
                                        --------------
      Net Realized Gain                                           1,107
Net unrealized appreciation (depreciation)
 during the period on:
Investments                                    (3,760)
Foreign currency transactions                       1
                                        --------------
     Net Unrealized Depreciation                                 (3,759)
                                                            ------------
            Net Loss                                             (2,652)
                                                            ------------
Net Increase in Net Assets from Operations                  $     2,381
                                                            ============


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                (Unaudited)
                                                Six months          Year ended
(in thousands)                                 ended May 31         November 30
                                               ------------         -----------
INCREASE IN NET ASSETS                             1997                 1996
                                               ------------         -----------
Operations:
Net investment income                           $    5,033          $   10,275
Net realized gain                                    1,107               2,367
Net unrealized appreciation (depreciation)          (3,759)              1,049
                                               ------------         -----------
     Net Increase from Operations                    2,381              13,691
Distributions:
    From net investment income                      (5,559)            (10,953)
                                               ------------         -----------
        Total Increase (Decrease)                   (3,178)              2,738
                                               ------------         -----------

NET ASSETS
   Beginning of period                             126,835             124,097
                                               ------------         -----------
   End of period (including undistributed net investment
   income of $687 and $656, respectively        $  123,657          $  126,835
                                               ============         ===========

NUMBER OF FUND SHARES
   Outstanding at end of period                     11,009              11,009
                                               ============         ===========


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Intermarket Income Trust I (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------

NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions include the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on

                   Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------

foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended May 31, 1997, purchases and sales of investments, other than short-term obligations, were $73,402,284, and $76,558,261, respectively, of which $6,516,156 and $6,118,426, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at May 31, 1997, based on cost of investments for federal income tax purposes was:

          Gross unrealized appreciation           $  3,700,331
          Gross unrealized depreciation             (2,454,843)
                                                  -------------
               Net unrealized appreciation        $  1,245,488
                                                  =============

Notes to Financial Statements/May 31, 1997
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION- CONT.
--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of             Capital loss
               expiration           carryforward
               ----------           ------------
                 2002               $    712,000
                 2003                    529,000
                                    ------------
                                    $  1,241,000
                                    ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING
--------------------------------------------------------------------------------
On May 30, 1997, the Annual Meeting of Shareholders was held to elect four Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending November 30, 1997. On March 3, 1997, the record date for the Meeting, the Fund had outstanding 11,009,000 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of four Trustees:

                                         AUTHORITY
                            FOR          WITHHELD
                            ---          --------
Tom Bleasdale            9,107,531        133,781
Lora S. Collins          9,108,190        133,122
John J. Neuhauser        9,111,661        129,651
Sinclair Weeks, Jr.      9,086,147        155,165

The Board of Trustees also consists of Robert J. Birnbaum, James E. Grinnell, William D. Ireland, Jr., Richard W. Lowry, William E. Mayer, James L. Moody, Jr., George L. Shinn and Robert L. Sullivan.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

                  FOR         AGAINST        ABSTAIN
                  ---         -------        -------
               9,062,496      53,390         125,425

FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                      (Unaudited)
                                       Six months                   Year ended
                                      ended May 31                  November 30
                                      -----------------------------------------
                                          1997           1996           1995
                                      ------------   ------------   -----------
Net asset value -
   Beginning of period                 $  11.520      $  11.270      $  10.410
                                      ------------   ------------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.507          0.968          0.986
Net realized and
unrealized gain (loss)                    (0.292)         0.277          0.822
                                      ------------   ------------   -----------
   Total from Investment
      Operations                           0.215          1.245          1.808
                                      ------------   ------------   -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                (0.505)        (0.995)        (0.948)
                                      ------------   ------------   -----------
Net asset value -
   End of period                       $  11.230      $  11.520      $  11.270
                                      ============   ============   ===========
Market Price per share -
   End of period                       $  10.875      $  10.625      $  10.750
                                      ============   ============   ===========
Total return - based on
   market value (a)                        7.27% (b)      8.30%         17.67%
                                      ============   ============   ===========
RATIOS TO AVERAGE NET ASSETS:
Expenses (c)                               0.96%(d)       0.95%          0.97%
Net investment income (c)                  8.12%(d)       8.33%          8.73%
Portfolio turnover                           63%(b)        117%            77%
Net assets at end
of period (000)                        $ 123,657      $  126,835     $ 124,097

    (a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
    (b) Not annualized.
    (c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
    (d) Annualized.

                        FINANCIAL HIGHLIGHTS - CONTINUED

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                Year ended November 30
                                                   ------------------------------------------------
                                                      1994               1993               1992
                                                   ----------         ----------         ----------

Net asset value -
   Beginning of period                             $  12.010          $  11.220          $  11.330
                                                   ----------         ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.980              1.093              1.152
Net realized and
unrealized gain (loss)                                (1.271)             0.777             (0.132)
                                                   ----------         ----------         ----------
   Total from Investment
      Operations                                      (0.291)             1.870              1.020
                                                   ----------         ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.970)            (1.080)            (1.130)
From net realized gains                               (0.339)               ----               ----
                                                   ----------         ----------         ----------
Total Distributions
   Declared to Shareholders                           (1.309)            (1.080)            (1.130)
                                                   ----------         ----------         ----------
Net asset value -
   End of period                                   $  10.410          $  12.010          $  11.220
                                                   ==========         ==========         ==========
Market Price per share -
   End of period                                   $  10.000          $  11.875          $  11.125
                                                   ==========         ==========         ==========
Total return - based on
market value (a)                                     (5.42)%             16.87%             11.57%
                                                   ==========         ==========         ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses                                               0.98%              1.02%              1.04%
Net investment income                                  8.84%              9.27%             10.08%
Portfolio turnover                                       99%               179%               129%
Net assets at end
of period (000)                                    $ 114,568          $ 132,272          $ 123,560

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

                              [COLONIAL FLAG LOGO]
--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN

As as shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

Shares issued under the Plan are purchased in the open market for the participants' accounts commencing five business days before the payment date for each distribution. Shares are credited to each account based on the average price paid including brokerage commissions. All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 90 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.
--------------------------------------------------------------------------------
                                                                CI-43/992D-0797

[FLAG LOGO]  COLONIAL
             MUTUAL FUNDS

             Mutual funds for
             Planned Portfolios

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The
First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                One of the Liberty Financial Companies (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                           CI-03/804D-0597 M (7/97)
--------------------------------------------------------------------------------